Rule 497(e)

Registration Nos. 333-273052 and 811-23887

Roundhill ETF Trust

(the “Trust”)

Roundhill WeeklyPay™ Universe ETF
(the “Fund”)

Supplement to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information

Dated February 13, 2026

Notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus or statement of additional information, Roundhill Financial Inc., the investment adviser for the Fund (the “Adviser”), is implementing the following changes to the Fund, to be effective as of March 20, 2026 (the “Effective Date”):

1.	Fund Name Change. The Fund’s name is changing from “Roundhill WeeklyPay™ Universe ETF” to “Roundhill Top WeeklyPay™ ETF.” Accordingly, on the Effective Date, all references of “Roundhill WeeklyPay™ Universe ETF” are deleted in their entirety and replaced with “Roundhill Top WeeklyPay™ ETF.”

2.	Ticker Change. The Fund’s ticker is changing from “WPAY” to “TOPW.” Accordingly, on the Effective Date, all references of “WPAY” are deleted in their entirety and replaced with “TOPW.”

3.	Index Name Change. The Index’s name is changing from the “Roundhill WeeklyPay™ Universe Index” to the “Solactive Roundhill WeeklyPay™ Universe Index.” Accordingly, on the Effective Date, all references of “Roundhill WeeklyPay™ Universe Index” are deleted in their entirety and replaced with “Solactive Roundhill WeeklyPay™ Universe Index.”

4.	Cover Disclosure. On the Effective Date, the first paragraph on the cover page of the prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to track the total return performance, before fees and expenses, of the Solactive Roundhill WeeklyPay™ Universe Index (the “Index”). The Index seeks to provide exposure to each WeeklyPay™ Fund whose applicable underlying security (each, an “Applicable Security”) ranks among the top twenty-five (25) constituents on the Solactive GBS United States 500 Index by market capitalization as of the “Selection Date,” which is five business days prior to the close of business on the third Friday of March, June, September and December (the “Rebalance Date”). Each WeeklyPay™ Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of its Applicable Security while making weekly distribution payments to shareholders. A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading.

5.	Principal Investment Strategies—Additional Information About the Index. On the Effective Date, the section of the prospectus entitled “Principal Investment Strategies—Additional Information About the Index” is deleted in its entirety and replaced with the following:

Additional Information About the Index

The Index seeks to provide exposure to each WeeklyPay™ Fund whose applicable underlying security (each, an “Applicable Security”) ranks among the top twenty-five (25) constituents on the Solactive GBS United States 500 Index by market capitalization as of the “Selection Date,” which is five business days prior to the close of business on the third Friday of March, June, September and December (the “Rebalance Date”). On each Selection Date, the Index Provider will determine each WeeklyPay™ Fund that is eligible for inclusion in the Index and weight each such WeeklyPay™ Fund based on the modified market capitalization of its Applicable Security.

6.	Additional Information About the Fund’s Principal Investment Strategies. On the Effective Date, the section entitled “Additional Information About the Fund’s Principal Investment Strategies—Additional Information About the Fund’s Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Additional Information About the Fund’s Principal Investment Strategies

The Index seeks to provide exposure to each WeeklyPay™ Fund whose applicable underlying security (each, an “Applicable Security”) ranks among the top twenty-five (25) constituents on the Solactive GBS United States 500 Index by market capitalization as of the “Selection Date,” which is five business days prior to the close of business on the third Friday of March, June, September and December (the “Rebalance Date”). On each Selection Date, the Index Provider will determine each WeeklyPay™ Fund that is eligible for inclusion in the Index and weight each such WeeklyPay™ Fund based on the modified market capitalization of its Applicable Security.

7.	Fund Website Change. The Fund’s website is changing from “www.roundhillinvestments.com/etf/wpay” to “www.roundhillinvestments.com/etf/topw.” Accordingly, on the Effective Date, all references of “www.roundhillinvestments.com/etf/wpay” are deleted in their entirety and replaced with “www.roundhillinvestments.com/etf/topw.”

Please Keep this Supplement for Future Reference